Note 11 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
11.	Related Party Transactions

In
June

2006,
the Company entered into a Development and Manufacturing Agreement (the “Agreement”) with Stellartech Research Corporation (“Stellartech”). The Agreement was amended on
October

4,
2007.
Under the Agreement, the Company agreed to purchase
300
generators manufactured by Stellartech. As of
December
31,
2016,
the Company has purchased
345
units. The price per unit is variable and dependent on the volume and timing of units ordered. In conjunction with the Agreement, Stellartech purchased
37,500
shares of Viveve, Inc.’s common stock. Under the Agreement, the Company paid Stellartech
$6,485,000
and
$3,446,000
for goods and services during the years ended
December
31,

2016
and
2015,
respectively.